UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

888-468-6473

Richard J. Berthy, President

Trudance L.C. Bakke, Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1. Schedule of Investments.

WINTERGREEN FUND, INC

STATEMENT OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Industry
Security Description	Country	Shares	Cost	Fair Value

Common Stocks - 89.3%
Aerospace & Defense - 0.3%
The Boeing Company	United States	56,499	$4,304,228	$4,850,439

Beverages - 3.4%
The Coca-Cola Company	United States	1,536,589	47,890,901	62,139,659

Capital Markets - 5.1%
Franklin Resources Inc.	United States	611,782	58,912,579	92,262,843

Diversified Financial Services - 0.4%
BM&F Bovespa SA	Brazil	1,099,061	7,614,524	7,391,433

Food Products - 3.9%
Nestlé SA, Reg	Switzerland	857,976	34,589,299	62,045,773
Orkla ASA	Norway	1,040,454	8,185,127	8,319,000

			42,774,426	70,364,773

Hotels, Restaurants & Leisure - 9.1%
Genting Bhd	Malaysia	5,619,312	12,993,027	18,219,891
Genting Malaysia Bhd	Malaysia	36,960,780	44,474,236	43,806,253
Genting Singapore plc	Singapore	44,336,109	47,941,918	53,438,533
McDonald’s Corp.	United States	104,334	5,851,162	10,401,056
SJM Holdings Ltd.	Hong Kong	5,944,753	13,756,652	14,841,684
Wynn Macau Ltd.(a)	Macau	8,887,231	23,620,824	23,584,641

			148,637,819	164,292,058

Industrial Conglomerates - 9.0%
Jardine Matheson Holdings Ltd.	Hong Kong	2,481,380	56,874,168	161,537,838

Insurance - 5.4%
Berkshire Hathaway Inc., Class B(a)	United States	927,184	70,899,572	96,612,573

Internet Software & Services - 1.3%
Google Inc., Class A(a)	United States	30,094	16,460,522	23,895,539

IT Services - 5.1%
Cielo SA	Brazil	519,142	12,787,362	15,278,176
MasterCard Inc., Class A	United States	141,201	38,151,979	76,408,097

			50,939,341	91,686,273

Machinery - 4.2%
Schindler Holding AG-PC	Switzerland	522,668	33,151,660	76,586,031

Metals & Mining - 0.4%
Glencore International plc	Switzerland	1,204,163	7,853,296		6,515,467
Witwatersrand Consolidated Gold Resources Ltd.(a)	South Africa	872,691	15,233,090		854,156

			23,086,386		7,369,623

Oil, Gas & Consumable Fuels - 6.9%
Birchcliff Energy Ltd.(a)	Canada	5,905,042	48,514,127		49,816,617
Canadian Natural Resources Ltd.	Canada	2,332,982	76,717,375		74,799,649

			125,231,502		124,616,266

Real Estate Management & Development - 2.7%
Consolidated-Tomoka Land Co.(b)	United States	1,232,334	54,951,483		48,369,110

Road & Rail - 0.7%
Norfolk Southern Corp.	United States	159,828	10,271,549		12,319,542

Textiles, Apparel & Luxury Goods - 12.1%
Compagnie Financiere Richemont SA	Switzerland	1,038,288	39,704,782		81,483,679
Swatch Group AG, Br	Switzerland	184,025	49,220,292		107,007,057
Swatch Group AG, Reg	Switzerland	288,249	24,337,394		29,256,074

			113,262,468		217,746,810

Tobacco - 19.3%
Altria Group Inc.	United States	1,722,611	50,330,519		59,240,592
British American Tobacco plc	United Kingdom	1,834,526	56,445,118		98,314,516
Imperial Tobacco Group plc	United Kingdom	1,012,184	38,661,993		35,357,923
Philip Morris International Inc.	United States	892,889	55,761,036		82,779,740
Reynolds American Inc.	United States	1,605,073	57,690,737		71,409,698

			258,889,403		347,102,469

Total Common Stocks			1,124,152,531		1,609,143,279

Short-Term Investments - 9.8%
U.S. Treasury Obligations - 9.8%		Principal

United States Treasury Bills	United States
Maturity Date: 07/25/2013, Yield to Maturity 0.17%		$14,835,000	14,826,981		14,831,677
Maturity Date: 08/22/2013, Yield to Maturity 0.16%		13,440,000	13,431,520		13,435,336
Maturity Date: 09/19/2013, Yield to Maturity 0.16%		6,840,000	6,834,797		6,836,751
Maturity Date: 10/17/2013, Yield to Maturity 0.17%		18,885,000	18,867,301		18,875,085
Maturity Date: 11/14/2013, Yield to Maturity 0.16%		33,424,000	33,390,211		33,401,372
Maturity Date: 12/12/2013, Yield to Maturity 0.13%		18,355,000	18,337,661		18,341,032
Maturity Date: 01/09/2014, Yield to Maturity 0.13%		42,890,000	42,845,664		42,852,085
Maturity Date: 02/06/2014, Yield to Maturity 0.15%		17,020,000	16,998,498		17,002,367
Maturity Date: 03/06/2014, Yield to Maturity 0.13%		11,940,000	11,925,887		11,925,959

Total U.S. Treasury Obligations			177,458,520		177,501,664

Total Short-Term Investments			177,458,520		177,501,664

Total Investments - 99.1%			$1,301,611,051	*	$1,786,644,943

Other Assets in Excess of Liabilities - 0.9%					16,011,961

Net Assets - 100.0%					$1,802,656,904

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated Issuer. See Note 3.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Selected Abbreviations

Br	Bearer
PC	Participation Certificate
Reg	Registered

* Cost for Federal income tax purposes as of March 31, 2013 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$532,315,945
Gross Unrealized Depreciation	(47,282,053)

Net Unrealized Appreciation	$485,033,892

STATEMENT OF FORWARD CURRENCY CONTRACTS

As of March 31, 2013, the Fund had the following forward currency contracts outstanding:

Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
39,000,000 CAD	4/22/2013	SVEN	$38,464,573	$38,370,860	$93,713
10,850,000 CAD	7/30/2013	SVEN	10,797,524	10,650,869	146,655
3,900,000 CAD	11/4/2013	SVEN	3,874,467	3,820,389	54,078
6,800,000 CAD	12/11/2013	CITI	6,580,921	6,655,965	(75,044)

Net Value of CAD Contracts			59,717,485	59,498,083	219,402

To sell:
64,000,000 CHF	7/30/2013	CITI	68,672,475	67,540,289	1,132,186
95,700,000 CHF	9/24/2013	SVEN	105,267,710	101,097,067	4,170,643

Net Value of CHF Contracts			173,940,185	168,637,356	5,302,829

To sell:
30,000,000 GBP	6/19/2013	CITI	48,624,300	45,563,772	3,060,528
18,100,000 GBP	12/11/2013	CITI	27,226,744	27,478,881	(252,137)
To buy:
3,900,000 GBP	6/19/2013	CITI	(6,261,450)	(5,923,290)	(338,160)

Net Value of GBP Contracts			69,589,594	67,119,363	2,470,231

To sell:
20,300,000 NOK	7/11/2013	SVEN	3,516,830	3,461,373	55,457
4,900,000 NOK	9/24/2013	SVEN	870,585	833,231	37,354

Net Value of NOK Contracts			4,387,415	4,294,604	92,811

To sell:
27,400,000 SGD	7/30/2013	SVEN	22,402,428	22,098,287	304,141
6,980,000 SGD	9/24/2013	SVEN	5,691,335	5,630,576	60,759

Net Value of SGD Contracts			28,093,763	27,728,863	364,900

Net Value of Outstanding Forward Currency Contracts			$335,728,442	$327,278,269	$8,450,173

Currencies:	Counterparties:
CAD = Canadian Dollar	CITI = Citibank NA
CHF = Swiss Franc	SVEN = Svenska Handelsbanken
GBP = British Pound
NOK = Norwegian Krone
SGD = Singapore Dollar
USD = U.S. Dollars

Notes to Statement of Investments

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and the Investor Class inception date was October 17, 2005. The Institutional Class inception date was December 30, 2011. The Institutional Class shares do not have a distribution fee. The Fund is authorized to issue 500,000,000 shares of beneficial interest with $0.001 per share par value of Investor Class shares and 500,000,000 shares of beneficial interest with $0.001 per share par value of Institutional Class shares. The Fund seeks capital appreciation and may invest in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund:

Security Valuation — The Fund calculates the net asset value per share of each class on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE; normally 4:00 pm Eastern Time. Long and short Portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued 1) at the last quoted sale price for securities that are traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) or, in the absence of a sale, 2) at the mean of the last bid and ask prices, except for open short positions, which are valued at the last ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from a market in which the security is traded are used. For an option, the last reported sale price on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest asked prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask prices. Money market instrument investments with less than 60 days to maturity are valued at amortized cost, which approximates fair value.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”), and carried out by the appointed Valuation Committee, when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s investment manager; or 3) securities are determined to be illiquid. As of March 31, 2013, the Fund did not hold any illiquid securities or securities valued at fair value by the Valuation Committee.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

- Level 1 - unadjusted quoted prices in active markets for identical assets

- Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

Pursuant to the Fund’s security valuation procedures noted previously, equity securities (foreign or domestic) that are actively traded on a securities exchange are valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter- broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Foreign currencies that are actively traded are fair valued based on the unadjusted quoted price from the applicable market, and to the extent valuation adjustments are not applied to these balances, they are categorized as Level 1. Forward currency contracts are fair valued using various inputs and techniques, which include actual trading information, and foreign currency exchange rates. To the extent that these inputs are observable and timely, the fair values of forward currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Investments for which there are no such quotations, or for which quotations do not appear to represent fair value, are valued at fair value using methods determined in good faith by the Fund’s Valuation Committee. These fair valuations may be categorized as Level 2 or Level 3, depending on the valuation inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of March 31, 2013:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,609,143,279	$-	$-	$1,609,143,279
Short-Term Investments	-	177,501,664	-	177,501,664

Total Investments in Securities	$1,609,143,279	$177,501,664	$-	$1,786,644,943

Forward Currency Contracts^	$-	$9,115,514	$-	$9,115,514

Liabilities
Forward Currency Contracts^	$-	$(665,341)	$-	$(665,341)

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.
^	Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund’s policy is to disclose transfers between all levels based on valuations at the end of the reporting period. As of March 31, 2013 there were no transfers made between levels compared to the valuation input levels on December 31, 2012.

Security Transactions — Security transactions are accounted for on trade date plus one (trade date on calendar quarter end dates).

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) on the date of valuation. If the foreign exchange rate in effect at the close of the NYSE is not available, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency transactions in the Statement of Operations within the Fund’s Annual Report and Semi-Annual Report.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Forward Currency Contracts — During the period ended March 31, 2013, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts as measured by the difference between the forward rates at the dates of entry into the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report. Realized and unrealized gains and losses are included in the Statement of Operations within the Fund’s Annual Report and Semi-Annual Report.

Use of Estimates — This Statement of Investments is prepared in accordance with GAAP, which requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual amounts could differ from those estimates.

Note 3. Affiliated Issuers

Under section 2(a)(3) of the Act, an investment company is defined as being affiliated if it owns five percent or more of a company’s outstanding voting stock. Investments in affiliated companies for the Fund as of March 31, 2013, are shown below:

Name of issuer	Number of shares held at December 31, 2012	Gross additions	Gross reductions	Number of shares held at March 31, 2013	Fair value at March 31, 2013	Investment income	Realized capital gain/loss
Consolidated-Tomoka Land Co.	1,232,334	-	-	1,232,334	$48,369,110	$0	$0

Note 4. Disclosures about Derivative Instruments and Hedging Activities

The Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks the Fund may attempt to manage through investing in derivative instruments include, but are not limited to, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Market and Credit Risks — Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments with the same counterparty. The Fund’s investment manager is responsible for determining the value of the underlying collateral. As of March 31, 2013, there was no underlying collateral held by the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic stability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report.

Note 5. Forward Currency Contracts

Forward Currency Contracts — A forward currency contract is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward currency contracts can help manage the risk of changes in currency exchange rates. These contracts are marked-to-market at the applicable translation rates. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the investment manager is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report.

Note 6. Subsequent Events

Subsequent Events — In preparing this Statement of Investments, Fund management has evaluated events and transactions for potential recognition or disclosure through the date this Statement of Investments was issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s Statement of Investments through this date.

THE STATEMENT OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wintergreen Fund, Inc.

By (Signature and Title)               /s/ Richard J. Berthy

Richard J. Berthy, President

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)               /s/ Richard J. Berthy

Richard J. Berthy, President

Date May 22, 2013

By (Signature and Title)               /s/ Trudance L.C. Bakke

Trudance L.C. Bakke, Treasurer

Date May 22, 2013